FIRST AMERICAN FUNDS TRUST

800 Nicollet Mall

Minneapolis, MN 55402

November 14, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-0506

Re:	First American Funds Trust (the “Registrant”) (File Nos. 333-260527 and 811-23751)

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Registrant certifies that the form of the prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 6, filed electronically on November 14, 2025).

Sincerely,

/s/ Richard J. Ertel

Richard J. Ertel

Secretary